General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	$ 5,083,391	$ 4,509,893
Bank charges [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	11,525	7,885
Depreciation expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	153,596	200,569
Insurance [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	5,180	58,835
Office expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	356,030	517,659
Professional [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	1,782,273	557,756
Rental expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	421,983	616,730
Repairs and maintenance [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	5,336	27,750
Salary and benefits [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	837,310	764,209
Management service fee [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	58,487	1,200,000
Stock-based compensation [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	1,259,037	382,815
Sundry [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	153,183	74,318
Tax and licenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	29,792	72,470
Vehicle expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	$ 9,659	$ 28,897